Expense Example, No Redemption {- Franklin Mutual Financial Services Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Financial Services Fund - Class C	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 213
3 Years	658
5 Years	1,129
10 Years	$ 2,431